Liabilities to Credit Institutions - Additional Information (Details) € in Millions, ¥ in Millions, kr in Millions		1 Months Ended			12 Months Ended
	Apr. 18, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 SEK (kr)	Oct. 31, 2022	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Liabilities To Credit Institutions [Line Items]
Term loan facility, Amount	$ 130,000,000
Maturity					3
Liabilities to credit institutions balance						$ 120,305,000		$ 52,590,000
Agreement reset term					SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option,
SOFR
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate					2.50%	2.50%
Base Rate with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate					2.50%	2.50%
TLB Credit Agreement
Liabilities To Credit Institutions [Line Items]
Term loan facility, Amount		$ 130,000,000
Term loan facility period	5 years	5 years	5 years
Liabilities to credit institutions balance						$ 132,800,000
Liabilities to credit institutions balance, Net						117,500,000
TLB Credit Agreement | SOFR
Liabilities To Credit Institutions [Line Items]
Borrowings, amortization percentage	1.00%	1.00%	1.00%
TLB Credit Agreement | SOFR with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate	2.50%	2.50%
TLB Credit Agreement | SOFR with Base Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate	7.50%	7.50%
TLB Credit Agreement | Base Rate with Floor Rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate	3.50%	3.50%
TLB Credit Agreement | Base rate
Liabilities To Credit Institutions [Line Items]
Borrowings, interest rate	6.50%	6.50%
SRCF Agreement
Liabilities To Credit Institutions [Line Items]
Agreement reset term					SRCF Agreement was reset to three years and six months, with a one year uncommitted extension option
Reduced commitments		$ 192,100,000	kr 2,100
Uncommitted incremental revolving facility option		$ 45,700,000	kr 500
Commitments initial margin percentage		4.00%	4.00%
Utilized loan amount						0		48,600,000	kr 507
EIF Facility
Liabilities To Credit Institutions [Line Items]
Borrowings extended term				3 years
Liabilities to credit institutions balance					€ 2.5	2,800,000	€ 3.8	4,000,000
EIF Facility | Term Loan
Liabilities To Credit Institutions [Line Items]
Maturity					October 2025
CMB Credit Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance								0
CMB Credit Facility | Working Capital Credit Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance										$ 20,700,000	¥ 150
SRCF Agreement and EIF Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance								$ 52,600,000
TLB Credit Agreement and EIF Facility
Liabilities To Credit Institutions [Line Items]
Liabilities to credit institutions balance						$ 120,300,000